SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
SHARE-BASED COMPENSATION
NOTE 19:-	SHARE‑BASED COMPENSATION

a.	Expense recognized in the financial statements:

The expenses that was recognized for services received from employees and directors is as follows:

	Year ended December 31,
	2017	2018	2019
Cost of Revenues	188	71	226
Research and development	488	181	375
Selling and marketing	204	63	40
General and administrative	483	330	593

Total share-based compensation	1,363	645	1,234

b.	Share-based payment plan for employees and directors:

The Company has reserved for issuance stock options and restricted stock units ("RSUs") for total of 2,442,976 ordinary shares. As of December 31, 2019, 1,035,944 ordinary shares of the Company were still available for future grant. Any options or RSUs, which are forfeited or not exercised before expiration, become available for future grants.

Options granted under the Company's 2003 Israeli Share Option Plan ("Plan") are exercisable in accordance with the terms of the Plan, within 5-10 years from the date of grant, against payment of an exercise price or cashless exercise. The options generally vest over a period of 3-4 years.

In March 2014, the Company adopted and obtained shareholder approval for its 2014 Equity Incentive Plan (the “2014 Plan”). Options and RSU's granted under the Company's 2014 Plan are exercisable in accordance with the terms of the Plan. Options are exercisable within 5-10 years from the date of grant, against payment of an exercise price or cashless exercise and share units are granted immediately upon vesting of the RSU's. The options and the RSU's generally vest over a period of 3-4 years.

c.	Share options activity:

The following table lists the number of share options, the weighted average exercise prices of share options and changes that were made in the option plan to employees and directors

	2017		2018		2019
	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price

Outstanding Options at beginning of year	2,181,075	9.62	1,934,735	10.02	2,313,249	9.31
Option's Granted	40,000	6.72	665,000	5.12	95,000	4.45
Option's Exercised	(79,624)	0.09	(208,332)	2.63	-	-
Option's Forfeited and/or expired	(206,716)	8.93	(78,154)	9.06	(73,817)	5.17

Outstanding options and at end of year	1,934,735	10.02	2,313,249	9.31	2,334,432	9.18

Option's Exercisable at end of year	1,562,235	10.25	1,475,451	11.23	1,753,803	4.76

The following table summarizes information about share options outstanding as of December 31, 2019:

	Options and outstanding as of December 31, 2019
Range of exercise prices ($ )	Number of options	Weighted Average Remaining contractual life	Weighted average exercise price

3.84 - 5.15	720,500	8.58	5.03
6.72 ‑ 9.82	795,032	4.86	9.05
12.89 ‑ 13.76	818,900	3.92	12.94
Total	2,334,432	5.68	9.18

The following table summarizes information about RSU's outstanding as of December 31, 2019:

	RSU's 2018	RSU's 2019

Outstanding at beginning of year	-	95,833
Granted	95,833	36,667
Forfeited	-	-
Vested	-	(23,956)

Outstanding at the end of the period	95,833	108,544

The fair value of the options and RSU's granted to employees and directors at the grant date for the years ends December 31, 2017, 2018 and 2019 was $172 ,$1,824 and $441 respectively.

1.
On June 22, 2017, the Company's Board of Directors approved the grant of 40,000 options to purchase ordinary shares under the Plan, for an exercise price of $ 6.72 per share to certain new Board members of the Company. The fair value of the options granted, as of the grant date, was estimated at approximately $172.

2.
On February 22, 2018, the general meeting of the Company approved to extend the exercise period of 208,332 options previously granted to CEO and in addition approved the grant of 40,000 options to purchase the Company's ordinary shares, for an exercise price of $ 4.63 per share, to certain of its directors. The fair value of the extended options was estimated at approximately $98 and the new options granted, as of the grant date, was estimated at approximately $76.

3.	On June 27, 2018, a total of 208,332 options which were previously granted to the Company's former CEO were exercised into 131,102 ordinary shares using cashless exercise mechanism.

4.
On December 31, 2018, the Company's Board of Directors approved the grant of 625,000 options to purchase ordinary shares, for an exercise price of $ 5.15 per share, and the grant of 95,833 RSU's to its employees. The fair value of the options and RSU's granted, as of the grant date, was estimated at approximately $1,261 and $389, respectivaly.

5.
On March 24, 2019, the Company granted to its incoming CEO and chairman of the board 60,000 options (40,000 and 20,000 respectively) to purchase ordinary shares, for an exercise price of $ 4.92 per share, and 30,000 RSU's (20,000 and 10,000 respectively), under the "2014 Share Incentive Plan". The options are exercisable in accordance with the terms of the plan and will vest over three-four years. The fair value of the options and RSU's granted, as of the grant date, was estimated at approximately $164 and $158, respectively.

On May 2, 2019, the general meeting of the Company approved the abovementioned grants.

6.
On June 6, 2019, the Company granted to its incoming CFO 40,000 options to purchase ordinary shares, for an exercise price of $ 3.84 per share, and 6,667 RSU's, under the "2014 Share Incentive Plan". The options are exercisable in accordance with the terms of the plan and will vest over four years. The fair value of the options and RSU's granted, as of the grant date, was estimated at approximately $93 and $26, respectively.

d.
The fair value of the Company's share options granted to employees and directors for the years ended December 31, 2017, 2018 and 2019 was estimated using the binomial option pricing models using the following assumptions:

	December 31,
	2017	2018	2019

Dividend yield (%)	0	0	0
Expected volatility of the share prices (%)	63	44-54	41-53
Risk‑free interest rate (%)	1.22-2.15	1.63-2.69	1.85-2.45
Early exercise factor (%)	150	100-150	150
Weighted average share prices (Dollar)	7.80	4.07	4.83